FAIR VALUE OF FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of carrying value and fair value of assets and liabilities
Financial assets transferred between Levels 1, 2, and 3	$ 0	$ 0	$ 0	$ 0